SUBSEQUENT EVENTS - Pro forma balance sheet (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SUBSEQUENT EVENTS
Cash	$ 1,805,463	$ 410,716			$ 524,601	$ 208,206
Restricted cash	504,058	4,564				93,499
Accounts receivable, net	4,654,356	5,298,006			2,287,132
Inventories, net	199,869	70,681
Advances to vendors	1,645,537	1,124,030			1,057,682
Prepayments and other current assets	441,534	40,990			440,527
Deferred issuance costs		138,463			104,618
TOTAL CURRENT ASSETS	9,250,817	7,087,450			6,314,560
Property and equipment, net	32,764	39,707			48,876
Operating lease right of use assets	1,153,272	13,122		$ 88,072	54,356
Deferred tax assets, net	93,498	88,445			123,371
TOTAL NONCURRENT ASSETS	2,182,171	141,274			226,603
TOTAL ASSETS	11,432,988	7,228,724			6,541,163
Accounts payable	1,766,033	2,860,703			1,153,753
Advance from customers	1,612,363	425,116			184,222
Accrued expenses and other liabilities	393,648	297,360			236,462
Due to related parties		228,951
Taxes payable	310,233	341,217			288,450
Operating lease liabilities, current portion	1,272	13,122			41,650
TOTAL CURRENT LIABILITIES	4,240,663	4,166,469			2,084,638
Ordinary shares
Additional Paid in Capital	13,285,824	4,821,992			4,821,992
Statutory reserves	35,448	35,448			35,448
Accumulated deficit	(6,528,896)	(1,704,065)			(164,809)
Accumulated other comprehensive loss	(201,488)	(186,134)			(252,752)
TOTAL SHAREHOLDERS' EQUITY	6,595,346	2,971,181			4,443,819
Non-controlling interest	224,909	91,074
TOTAL EQUITY	6,820,255	3,062,255	$ 2,353,888		4,443,819	$ 2,411,029	$ 2,526,443
TOTAL LIABILITIES AND EQUITY	11,432,988	7,228,724			6,541,163
Common Class A
SUBSEQUENT EVENTS
Ordinary shares	3,958	3,440			3,440
Common Class B
SUBSEQUENT EVENTS
Ordinary shares	$ 500	500			$ 500
Adjustment
SUBSEQUENT EVENTS
Cash		7,852,813
Deferred issuance costs		(138,463)
TOTAL CURRENT ASSETS		7,714,350
TOTAL ASSETS		7,714,350
Additional Paid in Capital		7,713,833
TOTAL SHAREHOLDERS' EQUITY		7,714,350
TOTAL EQUITY		7,714,350
TOTAL LIABILITIES AND EQUITY		7,714,350
Adjustment | Common Class A
SUBSEQUENT EVENTS
Ordinary shares		518
Pro forma
SUBSEQUENT EVENTS
Cash		8,263,529
Restricted cash		4,564
Accounts receivable, net		5,298,006
Inventories, net		70,681
Advances to vendors		1,124,030
Prepayments and other current assets		40,990
TOTAL CURRENT ASSETS		14,801,800
Property and equipment, net		39,707
Operating lease right of use assets		13,122
Deferred tax assets, net		88,445
TOTAL NONCURRENT ASSETS		141,274
TOTAL ASSETS		14,943,074
Accounts payable		2,860,703
Advance from customers		425,116
Accrued expenses and other liabilities		297,360
Due to related parties		228,951
Taxes payable		341,217
Operating lease liabilities, current portion		13,122
TOTAL CURRENT LIABILITIES		4,166,469
Additional Paid in Capital		12,535,825
Statutory reserves		35,448
Accumulated deficit		(1,704,065)
Accumulated other comprehensive loss		(186,134)
TOTAL SHAREHOLDERS' EQUITY		10,685,531
Non-controlling interest		91,074
TOTAL EQUITY		10,776,605
TOTAL LIABILITIES AND EQUITY		14,943,074
Pro forma | Common Class A
SUBSEQUENT EVENTS
Ordinary shares		3,958
Pro forma | Common Class B
SUBSEQUENT EVENTS
Ordinary shares		$ 500